Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 34,270,043.36
Total Fee Amount	4,732.71
Total Offset Amount	0
Net Fee	$ 4,732.71
Offset Table N/A	N/A